Expected Expiry Dates of NOI's (Detail) (United States, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 8,322
Federal | Expiring 2014-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
Federal | Expiring 2026-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	7,644
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	15,898
State | Expiring 2014-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
State | Expiring 2021-2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	8,572
State | Expiring 2026-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 6,648